Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.60375%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,132,577.84

Principal:
Principal Collections	$21,055,125.73
Prepayments in Full	$8,904,544.58
Liquidation Proceeds	$330,779.94
Recoveries	$74,443.21
Sub Total	$30,364,893.46
Collections	$31,497,471.30

Purchase Amounts:
Purchase Amounts Related to Principal	$385,996.23
Purchase Amounts Related to Interest	$1,803.83
Sub Total	$387,800.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,885,271.36

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,885,271.36
Servicing Fee	$520,204.19	$520,204.19	$0.00	$0.00	$31,365,067.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,365,067.17
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,365,067.17
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,365,067.17
Interest - Class A-3 Notes	$459,147.32	$459,147.32	$0.00	$0.00	$30,905,919.85
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$30,689,119.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,689,119.85
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$30,601,106.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,601,106.52
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$30,537,964.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,537,964.52
Regular Principal Payment	$27,981,566.08	$27,981,566.08	$0.00	$0.00	$2,556,398.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,556,398.44
Residual Released to Depositor	$0.00	$2,556,398.44	$0.00	$0.00	$0.00
Total		$31,885,271.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,981,566.08
Total					$27,981,566.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,981,566.08	$61.97	$459,147.32	$1.02	$28,440,713.40	$62.99
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$27,981,566.08	$17.80	$827,102.65	$0.53	$28,808,668.73	$18.33

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$329,926,215.74	0.7307336	$301,944,649.66	0.6687589
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$544,016,215.74	0.3461125	$516,034,649.66	0.3283102

Pool Information
Weighted Average APR	2.307%	2.297%
Weighted Average Remaining Term	34.41	33.59
Number of Receivables Outstanding	40,538	39,600
Pool Balance	$624,245,027.56	$593,132,735.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$576,225,512.69	$547,777,262.23
Pool Factor	0.3633507	0.3452413

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$45,355,473.09
Targeted Overcollateralization Amount	$77,098,085.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,098,085.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$435,845.76
(Recoveries)		148	$74,443.21
Net Loss for Current Collection Period			$361,402.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6947%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6005%
Second Prior Collection Period			0.7581%
Prior Collection Period			0.7457%
Current Collection Period			0.7125%
Four Month Average (Current and Prior Three Collection Periods)			0.7042%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,856	$11,971,273.75
(Cumulative Recoveries)			$1,403,198.07
Cumulative Net Loss for All Collection Periods			$10,568,075.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6151%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,191.62
Average Net Loss for Receivables that have experienced a Realized Loss			$3,700.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	363	$7,272,063.42
61-90 Days Delinquent	0.10%	27	$603,154.94
91-120 Days Delinquent	0.04%	12	$253,647.50
Over 120 Days Delinquent	0.17%	40	$989,541.84
Total Delinquent Receivables	1.54%	442	$9,118,407.70

Repossession Inventory:
Repossessed in the Current Collection Period		16	$351,866.07
Total Repossessed Inventory		38	$900,698.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2224%
Prior Collection Period			0.2294%
Current Collection Period			0.1995%
Three Month Average			0.2171%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3113%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer